Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	5,000,000,000	5,000,000,000
Ordinary shares, shares issued	6,207,500	5,000,000
Ordinary shares, shares outstanding	6,207,500	5,000,000